Significant Accounting Policies - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 16, 2025	Feb. 28, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2025	Jul. 29, 2022	Dec. 31, 2021	Sep. 17, 2021
Significant Accounting Policies [Line Items]
Cash equivalents, receivables settlement term					5 days
Inventory valuation reserves			$ 25,500,000		$ 11,800,000	$ 25,500,000
Inventory write-down						30,300,000
Cloud computing arrangement costs, amortization					2,800,000	2,200,000	$ 0
Abandonment charge							32,500,000
Deferred revenue			9,914,000		13,265,000	9,914,000
Allowance for sales returns			44,100,000		42,200,000	44,100,000
Prepaid royalties, net			25,079,000		6,115,000	25,079,000
Prepaid royalties, reserve for unrealized revenue			4,500,000		8,500,000	4,500,000
Royalty, estimated audit reserve			18,100,000		23,500,000	18,100,000
Royalty expense					168,900,000	179,700,000	213,100,000
Selling, general, and administrative expenses					358,958,000	377,065,000	398,272,000
Foreign currency transaction gain (loss)					0	0	0
Decrease in deferred tax asset valuation allowance					123,200,000	11,000,000
Deferred tax assets, net of valuation allowance			0		0	0
Obligations under tax receivable agreement			8,960,000	$ 9,600,000	547,000	8,960,000	109,187,000				$ 82,884,000
Liability reduction				$ 99,600,000	0	100,223,000	0
Tax receivable agreement, true-up gain			603,000			603,000
Crypto asset safeguarding asset			6,100,000			6,100,000
Crypto asset safeguarding liability			6,100,000			6,100,000
Revolving Credit Facility | Line of Credit
Significant Accounting Policies [Line Items]
Line of credit										$ 215,000,000		$ 100,000,000.0
Revolving Credit Facility | Third Amendment | Line of Credit
Significant Accounting Policies [Line Items]
Line of credit		$ 180,000,000	150,000,000			150,000,000			$ 150
Revolving Credit Facility | Third Amendment | Line of Credit | Subsequent Event
Significant Accounting Policies [Line Items]
Line of credit	$ 135							$ 125
Revolving Credit Facility | Term Benchmark Loan Or RFR Loan | Line of Credit
Significant Accounting Policies [Line Items]
Interest rate margins		4.00%
Revolving Credit Facility | Term Benchmark Loan Or RFR Loan | Line of Credit | Subsequent Event
Significant Accounting Policies [Line Items]
Interest rate margins	4.00%
Advertising and Marketing Costs
Significant Accounting Policies [Line Items]
Selling, general, and administrative expenses					51,600,000	31,300,000	26,700,000
Product Design and Development Cost
Significant Accounting Policies [Line Items]
Selling, general, and administrative expenses					6,800,000	8,000,000.0	$ 10,200,000
Prepaid Expenses and Other Current Assets
Significant Accounting Policies [Line Items]
Cloud computing arrangement costs			2,700,000		2,800,000	2,700,000
Other Noncurrent Assets
Significant Accounting Policies [Line Items]
Cloud computing arrangement costs			$ 3,100,000		$ 600,000	$ 3,100,000
Revenue, Rights Granted | Revenue from Rights Concentration Risk | Largest License Agreement
Significant Accounting Policies [Line Items]
Concentration risk percentage							13.00%
Largest Customer | Accounts Receivable | Credit Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk percentage					6.00%	5.00%